SCHEDULE OF DEPOSITS AND ADVANCES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deposits And Advances
Prepaid expense and other current assets	$ 607,464	$ 535,021
Advance to Suppliers	1,077,173	383,703
Advance to employees
Total	$ 1,684,637	$ 918,724